Other operating income and expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating profit, other operating income and expense
Total other operating income and expense	$ 122	$ 128	$ 219	$ 1,308
Brazikumab licence termination funding
Operating profit, other operating income and expense
Total other operating income and expense			69	51
Other operating income and expense
Operating profit, other operating income and expense
Total other operating income and expense			89	172
Europe ex UK and Spain | Crestor.
Operating profit, other operating income and expense
Total other operating income and expense				309
Viela Bio
Operating profit, other operating income and expense
Total other operating income and expense				$ 776
Plendil
Operating profit, other operating income and expense
Total other operating income and expense			$ 61